Long term investments (Narrative) (Details) ¥ in Thousands, $ in Thousands			1 Months Ended				12 Months Ended
	Dec. 15, 2022 CNY (¥)	Jan. 25, 2021	Jun. 30, 2021 CNY (¥) shares	Jan. 31, 2021 USD ($) Vote shares	Jun. 30, 2019 CNY (¥)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Oct. 31, 2023
Long term investments
Equity Securities without Readily Determinable Fair Value, Amount							¥ 170,405		¥ 87,750
Equity securities without readily determinable fair value, impairment loss							0		8,400	¥ 3,541
Unrealized investment gain (loss)							(68,031)	$ (9,582)	(97,827)	(209,956)
Long term investments							359,129		269,693
Share of income (loss) in equity method investment							6,253	$ 881	(3,586)	3,300
Beijing Pengtai Interactive Advertising Co Ltd
Long term investments
Total consideration						¥ 13,328
Equity Method Investment, Ownership Percentage						49.00%
Share of income (loss) in equity method investment							9,483		8,412	8,145
Hangzhou Juxi Technology Co., Ltd.
Long term investments
Total consideration					¥ 15,000
Equity Method Investment, Ownership Percentage					10.00%
Share of income (loss) in equity method investment							136		414	60
Hunter Gcsea Limited
Long term investments
Equity Method Investment, Ownership Percentage											51.00%
ABG Hunter LLC | Hunter Gcsea Limited
Long term investments
Equity Method Investment, Ownership Percentage											49.00%
Beijing Pengtai | Beijing Pengtai Interactive Advertising Co Ltd
Long term investments
Equity Method Investment, Ownership Percentage						51.00%
iClick
Long term investments
Percentage of interest of total outstanding shares		4.00%
Percentage of interest of voting equity		10.00%
Unrealized investment gain (loss)							65		(102,035)	¥ (209,956)
Long term investments							10,261		10,020
Fosun Fashion Group (Cayman) Limited
Long term investments
Unrealized investment gain (loss)							(68,096)		4,208
Long term investments							¥ 33,999		¥ 102,095
Class B ordinary shares | iClick
Long term investments
Number of shares subscribed | shares				649,349
Subscription price | $				$ 17,200
Number of votes per share | Vote				20
Class B ordinary shares | Fosun Fashion Group (Cayman) Limited
Long term investments
Preferred shares issued | shares			4,908,939						4,908,939
Ordinary shares acquired | shares									300,000
Percentage of interest of voting equity			1.57%
Subscription price			¥ 76,716
Conversion of preferred to ordinary shares | shares									1,321,790
Total consideration	¥ 21,170
ADR | iClick
Long term investments
Number of shares subscribed | shares				2,471,468
Subscription price | $				$ 32,800
Class A ordinary shares | iClick
Long term investments
Number of ADS per share | shares				2